Financial instruments — categories and fair values (Tables)	12 Months Ended
Jun. 30, 2026
Financial Instruments Categories And Fair Values
Schedule of financial assets

Financial assets

	2026 USD	2025 USD
Cash and cash equivalents — amortised cost	5,667,180	110,779
Trade receivables — amortised cost	13,362,314	–
Unbilled receivables — amortised cost	1,097,268	–
Other financial assets — current	2,901,867	36,005
Other financial assets — non-current	710,292	–
Investments in equity securities and mutual funds — fair value	804,266	–
	24,543,187	146,784

Schedule of financial liabilities

Financial liabilities

	2026 USD	2025 USD
Trade payables — amortised cost	(9,152,649)	(595,849)
Borrowings — current	(23,331,928)	(3,618,446)
Other financial liabilities — current	(12,027,726)	(214,923)
Other financial liabilities — non-current	(4,049,447)	–
Lease liabilities	(375,502)	(56,051)
	(48,937,252)	(4,485,269)